Interest and Finance Costs	12 Months Ended
Dec. 31, 2024
Interest and Finance Costs [Abstract]
Interest and Finance Costs
14.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	Year ended December 31,
	2024	2023	2022
Interest on long-term debt and other financial liabilities	17,838	17,864	11,609
Interest on finance lease liability	898	219	-
Convertible notes interest expense	-	178	694
Amortization of deferred finance costs and debt discounts	1,726	2,155	2,575
Amortization of deferred finance costs and debt discounts (shares issued to third party - non-cash)	-	86	284
Other	141	192	170
Total	20,603	20,694	15,332